COMMITMENTS AND CONTINGENCIES (Schedule of Capital Commitment) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES
Capital commitments	$ 13,444
Less Than 1 Year
COMMITMENTS AND CONTINGENCIES
Capital commitments	13,444
1 to 3 years
COMMITMENTS AND CONTINGENCIES
Capital commitments	0
More than 3 years
COMMITMENTS AND CONTINGENCIES
Capital commitments	$ 0